Restructuring (Details) $ in Millions	12 Months Ended
	Oct. 31, 2015 USD ($) employee position	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)
Restructuring Reserve
Balance at the beginning of the period	$ 225
Restructuring charges	63	$ 176	$ 168
Cash Payments	(220)
Other Adjustments and Non-Cash Settlements	(5)
Balance at the end of the period	63	225
Short-term portion of restructuring reserve, recorded in Accrued restructuring	61	187
Long-term portion of restructuring reserve, recorded in Other liabilities	2	38
Total Costs Incurred to Date	1,150
Total Expected Costs to be Incurred	1,411
Fiscal 2015 Plan
Restructuring Reserve
Restructuring charges	39
Balance at the end of the period	39
Total Costs Incurred to Date	39
Total Expected Costs to be Incurred	$ 300
Completion Date	Oct. 31, 2016
Fiscal 2015 Plan | Maximum
Restructuring Reserve
Expected positions to be eliminated | employee	3,000
Fiscal 2015 Plan | Severance and EER
Restructuring Reserve
Restructuring charges	$ 39
Balance at the end of the period	39
Total Costs Incurred to Date	39
Total Expected Costs to be Incurred	240
Fiscal 2015 Plan | Infrastructure and other
Restructuring Reserve
Total Expected Costs to be Incurred	60
Fiscal 2012 Plan
Restructuring Reserve
Balance at the beginning of the period	225
Restructuring charges	24
Cash Payments	(220)
Other Adjustments and Non-Cash Settlements	(5)
Balance at the end of the period	24	225
Total Costs Incurred to Date	1,111
Total Expected Costs to be Incurred	$ 1,111
Expected positions to be eliminated | position	13,700
Completion Date	Oct. 31, 2021
Fiscal 2012 Plan | Severance and EER
Restructuring Reserve
Balance at the beginning of the period	$ 218
Restructuring charges	23
Cash Payments	(216)
Other Adjustments and Non-Cash Settlements	(4)
Balance at the end of the period	21	218
Total Costs Incurred to Date	1,067
Total Expected Costs to be Incurred	1,067
Fiscal 2012 Plan | Infrastructure and other
Restructuring Reserve
Balance at the beginning of the period	7
Restructuring charges	1
Cash Payments	(4)
Other Adjustments and Non-Cash Settlements	(1)
Balance at the end of the period	3	$ 7
Total Costs Incurred to Date	44
Total Expected Costs to be Incurred	$ 44